Acquisition of Regent Feinbau Adermann GmbH - Schedule of Fair Values of the Assets Acquired and Liabilities Assumed (Parentheticals) (Details)	12 Months Ended
Mar. 31, 2026
Acquisition of Regent Feinbau Adermann GmbH [Abstract]
Percentage of Fair value of Noncontrolling Interest	49.00%